NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business and Organization

Latitude Solutions, Inc. (FKA GMMT, INC) (“the Company”) is a Nevada Corporation incorporated on June 3, 1983.  The Company owns intellectual property which is incorporated in the manufacture of water remediation plants. The Company's business plan is to lease the remediation plants to customers who need a solution for contaminated matter resulting from their business operations.

The Company began its plans on July 14, 2009 after exchanging a majority of its' shares for all the outstanding shares of GMMT Merger, Inc., a company controlled by common stockholders. As a result of the exchange, the Company acquired companies owned by GMMT Merger, Inc. ("Trinity Solutions, Inc." and "Latitude Clean Tech Group, Inc.") with plans to enter wireless live-video technology and the contaminated water remediation business.

Basis of Presentation

The accompanying unaudited consolidated interim financial statements include the accounts of Latitude Solutions, Inc. and its wholly owned subsidiaries, Latitude Clean Tech Group, Inc., Latitude Energy Services, LLC, Trinity Solutions, Inc., Latitude Resource Group, Inc., Latitude Worldwide, LLC, and GMMT Merger, Inc. (collectively the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

The accompanying unaudited consolidated financial statements were prepared using the liquidation basis of accounting effective June 30, 2012.  The Company has determined that the liquidation basis is appropriate due to the imminent insolvency of the Company as of June 30, 2012.  Accordingly, these  financial  statements do not include all information or notes required by generally  accepted  accounting  principles for annual financial  statements and should be read together with the Company's 2011 Annual Report on Form 10-K.

The preparation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited consolidated financial statements included herein contain all adjustments necessary to present fairly the Company's financial position as of June 30, 2012 and the results of its operations and cash flows for the three and six months ended June 30, 2012 and 2011. Such adjustments are of a normal recurring nature.  The results of operations for the three and six months ended June 30, 2012 may not be indicative of results for the full year.

Development Stage Company

As of December 31, 2011, the Company was a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-10, “Development Stage Entities.”  During the first quarter of 2012, the Company commenced operations with the execution of a commercial contract and Management then considered that the Company was no longer deemed to be a development stage company.  The commercial contract that triggered this exiting from the development stage was terminated prior to June 30, 2012.

Liquidation Basis of Accounting

As a result of the termination of the commercial contract along with other factors including a lack of additional or prospective commercial operations, the termination of the Manufacturing Services Agreement between the Company and the major supplier of the Company’s remediation units and imminent insolvency , the Company adopted the liquidation basis of accounting effective June 30, 2012.  This basis of accounting is considered appropriate when, among other things, liquidation of a company is probable and the net realizable values of assets are reasonably determinable.  Under this basis of accounting, assets are valued at their net values and liabilities are stated at their estimated settlement amounts.  The conversion from the going concern to the liquidation basis of accounting required management to make significant estimates and judgments to record assets at estimated net realizable value and liabilities at estimated settlement amounts. These estimates are subject to change based upon the timing of potential sales and further deterioration of the market.

Going Concern Basis of Accounting

The consolidated financial statements for the period of inception to June 30, 2012 were prepared on a going concern basis of accounting, and do not reflect any adjustments related to the uncertainty surrounding the Company’s recurring losses or its increasing accumulated deficit.

The Company had limited revenues and had been incurring losses. These factors raised substantial doubt about the Company’s ability to continue as a going concern. The Company was in the process of deploying its technologies and securing service contracts.  Additionally, management planned to finance the Company’s operations through the issuance of debt and equity securities. However, management could not provide any assurances that the Company will be successful in accomplishing its plan.

The ability of the Company to continue as a going concern was dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying financial statements that are presented on the going concern basis of accounting do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Cash and Cash Equivalents

The Company considers all highly liquid instruments, with an initial maturity of three months or less to be cash equivalents.  Cash and cash equivalents are stated at costs and consist of bank deposits and money market funds.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts based on historical experience and management’s assessment of the current status of individual accounts. Balances still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.  At June 30, 2012 and December 31, 2011, the Company had an allowance of $48,524 and $48,524, respectively, for accounts receivable deemed as uncollectible.

Property and Equipment

Property and equipment are recorded at net realizable value based on the expected proceeds to be received upon liquidation of the assets.

The cost of maintenance and repairs incurred has been charged to expense in the period incurred.

When items are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Intangible Assets

In accordance with ASC 350-25, “Intangibles - Goodwill and Other”, the Company acquired a patent that was being amortized over its useful life of fifteen years. The Company purchased the patent through the issuance of 600,000 shares of common stock with a fair value of $120,000 and a cash payment of $100,000. Additionally, the Company capitalized patent fees of $2,000. The Company's balance of intangible assets on the balance sheet net of accumulated amortization was $0 and $182,140 at June 30, 2012 and December 31, 2011, respectively.  The value of the patent was completely impaired due to questions surrounding the validity of the patent and the ownership of the patent.  Amortization expense, prior to the impairment, related to the intangible assets was $7,400 and $7,400 for the six months ended June 30, 2012 and 2011, respectively.

Long-Lived Assets

The Company’s long-lived assets were reviewed for impairment in accordance with the guidance of ASC 360-10, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.  As of June 30, 2012, the values of the assets have been recorded based on their net realizable values in the liquidation of the assets, and the Company has recognized an impairment loss for the difference between the net book value of the assets and the net realizable value of the assets.

Equity Investments

The Company followed ASC 323-10, “Investments” to account for investments in entities in which the Company has a 20% to 50% interest or otherwise exercises significant influence. These investments were carried at cost and adjusted for the Company’s proportionate share of undistributed earnings or losses of Investee.

Revenue Recognition and Cost of Revenues

The Company’s leasing and processing revenues pertaining to remediation plants are recognized when there is pervasive evidence of the arrangement, delivery has occurred, the price is fixed and determinable and collectability is reasonably assured.

Leasing and processing revenues include revenues from the leasing of the plants, and a per gallon processing fee. These services are provided to customers ongoing and are billed on a monthly basis and recognized as revenue as the services are provided during the term of the arrangement in accordance with ASC 605-25, “Multiple Element Arrangements.”

Costs of sales consist primarily of repairs and maintenance and depreciation on leased plants and any other related servicing costs.

Net Loss Per Share

The Company follows ASC 260-10, "Earnings Per Share" in calculating the basic and diluted loss per share. The Company computes basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted loss per share considers the effect of common equivalent shares.

The Company’s computation of basic and diluted loss per share for the six months ended June 30, 2012 and 2011, respectively, excludes the following potentially dilutive securities because the effect of their inclusion would be anti-dilutive.

	2012	2011

Convertible debt	3,691,261	1,374,461
Stock warrants	31,312,414	25,132,846
	35,003,675	26,507,307

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Accounting for Income Taxes”.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in operations in the period that includes the enactment date.  Deferred tax assets are reduced to estimated amounts to be realized by the use of the valuation allowance.  A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

ASC 740 provides interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. A liability for uncertain tax positions would then be recorded if the Company determined it is more likely than not that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable.

As of June 30, 2012, the Company does not believe any uncertain tax positions exist that would result in the Company having a liability to the taxing authorities. The Company’s policy is to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of interest expense and general and administrative expense, respectively, in the consolidated statement of operations.  The Company’s tax returns for the years ended 2008 through 2011 are subject to examination by the federal and state tax authorities.

   Fair Value Measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures.”  ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuation techniques used to measure fair value, must maximize the use of observable inputs and minimize the use of unobservable inputs.

This standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

• Level 1 - Quoted prices in active markets for identical assets or liabilities.

• Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

• Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial Instruments

The Company’s short-term financial instruments consist primarily of cash, accounts receivable, accounts payable and accrued expenses. The carrying amount of debt approximates fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same. The other aforementioned financial instruments approximate fair value due to their short-term maturities.

Comprehensive Income

ASC 220, "Comprehensive Income" establishes standards for the reporting and presentation of comprehensive income and its components in the financial statements.  As of June 30, 2012 and December 31, 2011, the Company's accumulated other comprehensive loss of $12,417 and $12,417, respectively, is comprised of the accumulated foreign currency translation adjustments related to the Company's previous equity investment.

   Accounting for Stock-based Compensation

The Company follows ASC 718, “Compensation – Stock Compensation”, in accounting for its stock based compensation.  This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.

The Company accounts for transactions in which services are received in exchange for equity instruments based on the fair value of such services received from non-employees, in accordance with ASC 505-50 “Equity Based Payments to Non-employees."

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants at fair value in accordance with ASC 815-40 “Derivatives and Hedging.”  The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “Compensation – Stock Compensation." Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

Concentration of Risk

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company minimizes its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of June 30, 2012, the Company maintained its cash in two financial institutions.  The Company’s cash balances at June 30, 2012 and December 31, 2011 were fully insured. The Company has not experienced any losses in its bank accounts through June 30, 2012.

The Company is largely dependent upon two vendors for the manufacturing of its remediation plants and components. These vendors comprise a significant balance of the consolidated accounts payable balance at June 30, 2012.  These two vendors represent balances due of approximately $10,165,000 and $1,103,000 as of June 30, 2012.

Reclassifications

Certain prior year account balances within the financial statements have been reclassified for presentation purposes.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued a new accounting standard update (ASU No. 2011-04), which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not significantly impact the financial statements and disclosures.

In June 2011, the FASB issued a new accounting standard (ASU No. 2011-05), which eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not have any impact on the financial statements.

In January 2012, the FASB issued a new accounting standard (ASU No. 2011-11), which modifies the disclosures of offsetting assets and liabilities.  The standard is effective for reporting periods beginning after January 1, 2013. The Company will adopt this standard in the first quarter of 2013 and is currently evaluating its impact on the Company’s financial statements and disclosures.